Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	$ 748,709,978	$ 843,700,973
Financing Cash Flows, From	1,565,782,604	150,000,000
Financing Cash Flows, Used	(844,723,456)	(162,975,507)
Financing Cash Flows, Interest paid	(116,540,891)	(43,816,959)
Financing Cash Flows, Total	604,518,257	(56,792,466)
Non-Cash Changes, Acquisition of subsidiaries	715,268,615
Non-Cash Changes, Changes in fair value	48,389,489	(25,059,561)
Non-Cash Changes, Foreign exchange differences	264,754,524	(58,074,683)
Non-Cash Changes, Financial costs	149,852,881	49,437,310
Non-Cash Changes, Other changes	(11,257,787)	(4,501,595)
Ending Balance	2,520,235,957	748,709,978
Bank Loans [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	122	4,274
Financing Cash Flows, Used		(4,156)
Financing Cash Flows, Interest paid		(12,581)
Financing Cash Flows, Total		(16,737)
Non-Cash Changes, Financial costs		12,585
Ending Balance		122
Unsecured Obligations [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	763,579,584	802,306,160
Financing Cash Flows, From	625,368,154
Financing Cash Flows, Used	(5,654,112)	(5,530,327)
Financing Cash Flows, Interest paid	(59,362,432)	(43,514,578)
Financing Cash Flows, Total	560,351,610	(49,044,905)
Non-Cash Changes, Foreign exchange differences	128,056,234	(33,226,098)
Non-Cash Changes, Financial costs	64,400,703	43,544,427
Non-Cash Changes, Other changes	(11,106,048)
Ending Balance	1,505,282,083	763,579,584
Finance Leases [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	14,608,914	17,749,647
Financing Cash Flows, Used	(1,889,685)	(2,592,236)
Financing Cash Flows, Interest paid	(739,070)
Financing Cash Flows, Total	(2,628,755)	(2,592,236)
Non-Cash Changes, Foreign exchange differences	1,757,221	(1,359,668)
Non-Cash Changes, Financial costs	739,070	811,171
Ending Balance	14,476,450	14,608,914
Other Liabilities [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Financing Cash Flows, Used	(1,303,692)
Financing Cash Flows, Total	(1,303,692)
Non-Cash Changes, Foreign exchange differences	52,972
Non-Cash Changes, Other changes	1,250,720
Financial Derivatives for Hedging [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(29,478,642)	23,640,892
Financing Cash Flows, Used		(3,543,399)
Financing Cash Flows, Total		(3,543,399)
Non-Cash Changes, Changes in fair value		(25,059,561)
Non-Cash Changes, Foreign exchange differences		(23,488,917)
Non-Cash Changes, Financial costs		3,473,938
Non-Cash Changes, Other changes		(4,501,595)
Ending Balance		(29,478,642)
Loans to Related Parties [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Financing Cash Flows, From		150,000,000
Financing Cash Flows, Used		(150,000,000)
Financing Cash Flows, Interest paid		(289,800)
Financing Cash Flows, Total		(289,800)
Non-Cash Changes, Financial costs		289,800
Other obligations [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Financing Cash Flows, Used	(23,307,842)	(1,305,389)
Financing Cash Flows, Total	(23,307,842)	(1,305,389)
Non-Cash Changes, Financial costs	$ 23,307,842	$ 1,305,389